GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2017	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General [Line Items]
Ordinary shares issued for service					4,000,000	4,600,000
Public offering price						$ 51.00
Total net proceeds received from offering									$ 52,575
Acquisition costs							$ 677
Secondary Offering [Member]
General [Line Items]
Ordinary shares issued for service					900,000
Public offering price					$ 61.00
Total net proceeds received from offering					$ 52,575
Underwriting discounts and commissions					2,196
Other offering expense					$ 129
Cybertinel [Member]
General [Line Items]
Total consideration				$ 20,515
ViewFinity [Member]
General [Line Items]
Total consideration		$ 30,500
Agata [Member]
General [Line Items]
Total consideration			$ 3,112
Conjur [Member]
General [Line Items]
Total consideration	$ 41,708
Acquisition costs	$ 686